J.P. MORGAN ACCESS MULTI-STRATEGY FUND, LLC

270 Park Avenue

New York, New York 10017

January 12, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re: J.P. Morgan Access Multi-Strategy Fund, LLC (File No. 811-21552) (the “Fund”)

Ladies and Gentlemen:

We hereby submit via EDGAR post-effective amendment No. 19 to the Fund’s registration statement on Form N-2. This amendment is being filed for the purpose of updating disclosure to reflect that the Fund no longer charges a performance fee. In addition, the termination date of the Fund’s expense limitation agreement has been corrected and the information contained in “Appendix A: Additional Disclosure — Directors” section has been updated to reflect changes to the Fund’s Directors.

If you have any questions, please call me at (212) 648-0919.

Very truly yours,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary